GS Mortgage-Backed Securities Trust 2023-PJ4 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 8/8/2023 12:45:07 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	62	0.00%	313
Amortization Term	0	45	0.00%	313
Amortization Type	0	45	0.00%	313
Appraised Value	0	17	0.00%	313
Balloon Flag	0	256	0.00%	313
Borrower First Name	0	313	0.00%	313
Borrower FTHB	1	25	4.00%	313
Borrower Last Name	0	313	0.00%	313
Borrower SSN	0	293	0.00%	313
City	0	313	0.00%	313
Coborrower First Name	0	26	0.00%	313
Coborrower FTHB	0	9	0.00%	313
Coborrower Last Name	0	26	0.00%	313
Coborrower SSN	0	17	0.00%	313
Contract Sales Price	0	54	0.00%	313
Decision System	0	8	0.00%	313
Doc Type	0	37	0.00%	313
First Payment Date	0	37	0.00%	313
Has FTHB	0	1	0.00%	313
Investor: Qualifying Total Debt Ratio	0	276	0.00%	313
Lender	0	256	0.00%	313
Lien Position	0	25	0.00%	313
LTV Valuation Value	1	37	2.70%	313
Maturity Date	0	37	0.00%	313
MERS Min Number	0	37	0.00%	313
Mortgage Type	0	9	0.00%	313
Note Date	0	45	0.00%	313
Occupancy	0	313	0.00%	313
Original CLTV	1	313	0.32%	313
Original Interest Rate	0	313	0.00%	313
Original Loan Amount	0	313	0.00%	313
Original LTV	1	313	0.32%	313
Original P&I	0	37	0.00%	313
Origination Channel	0	17	0.00%	313
Origination Company Name	2	34	5.88%	313
Originator Loan Designation	0	256	0.00%	313
PITIA Reserves Months	0	109	0.00%	313
Product Description	0	256	0.00%	313
Property Type	3	313	0.96%	313
Purpose	0	313	0.00%	313
Refi Purpose	0	15	0.00%	313
Representative FICO	18	313	5.75%	313
State	0	313	0.00%	313
Street	0	313	0.00%	313
Universal Loan Identifier (ULI)	3	37	8.11%	313
Zip	0	313	0.00%	313
Total	30	6,823	0.44%	313